Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Classes of current inventories [abstract]
Cost of inventories sales	$ 20,362	$ 19,933	[1]	$ 20,975	[1]
Impairment losses on inventories	$ (59)	$ (72)		$ (72)

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.